Deutsche German Equity Fund
(Class A Shares, Class B Shares and Class C Shares)

Deutsche Global Bond Fund
(Class A Shares and Class B Shares)

Deutsche European Bond Fund
(Class A Shares, Class B Shares and Class C Shares)

Series of the Deutsche Funds, Inc.

Supplement to the Combined Prospectus Dated October 31, 1998

Effective October 15, 1999, the Deutsche German Equity Fund, Deutsche Global Bond Fund and the Deutsche European Bond Fund will cease accepting additional purchase orders.




                                                                October 15, 1999








Edgewood Services, Inc., Distributor
G02216-15 (10/99)